Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax benefit rate	25.00%	25.00%